Note 2 - Significant Accounting Policies	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Significant Accounting Policies [Text Block]
2.	Significant Accounting Policies:

A discussion of the Company's significant accounting policies can be found in the Company's annual financial statements for the fiscal year ended
December 31, 2017
which have been filed with the US Securities and Exchange Commission on Form
20
-F on
March 29, 2018.
There have been
no
changes to these policies in the
six
-month period ended
June 30, 2018.

During the
six
-month period ended
June 30, 2018,
the Company adopted the following Accounting Standard Updates (“ASU”):

ASU
2014
-
09
Revenue from Contracts with Customers:
On
May 28, 2014,
the FASB issued the ASU
No
2014
-
09
Revenue from Contracts with Customers. ASU
2014
-
09,
as amended, outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The Company elected to use the modified retrospective transition method for the implementation of this standard. The implementation of this standard did not
have a material impact on the financial statements since the Company's revenues are generated from long term charters which are subject to ASU
2016
-
02.

ASU
No.
2016
-
02,
Leases:
In
February 2016,
the FASB issued ASU
2016
-
02,
Leases (Topic
842
). This ASU requires that lessees recognize assets and liabilities for leases with lease terms greater than twelve
months in the statement of financial position and also requires improved disclosures to help users of financial statements better understand the amount, timing and uncertainty of cash flows arising from leases. The amendments are effective for fiscal years beginning after
December 15, 2018.
The Company has preliminarily evaluated the impact of the pending adoption of ASU
2016
-
02
on its consolidated financial statements on a modified retrospective basis, and currently expects that all of its operating lease commitments relating to bareboat chartered-in vessels will be subject to the new standard and will be recognized as operating lease liabilities and right-of-use assets upon its adoption, which will increase the Company’s total assets and total liabilities that the Company reports relative to such amounts prior to adoption. As of
June 30, 2018,
the contractual obligations for the Company’s bareboat chartered-in vessels were
$23,064.

ASU
2016
-
15
Classification of certain cash payments and cash receipts
: There was
no
impact from the adoption of this update as the classification of the related cash payments and cash receipts has always been reported as described in the ASU.

In
June 2018,
the FASB issued ASU
2018
-
07,
“Compensation–Stock Compensation (Topic
718
): Improvements to Nonemployee Share-Based Payment Accounting.” This ASU expands the scope of Topic
718,
which currently only includes share-based payments issued to employees, to also include share-based payments issued to nonemployees for goods and services. Currently, nonemployee awards are measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever can be more reliably measured. Under ASU
2018
-
07,
equity-classified nonemployee awards within the scope of Topic
718
will be measured at grant-date fair value. The ASU simplified the accounting for share-based payments granted to nonemployees for goods and services, therefore guidance on such payments to nonemployees would be mostly aligned with the requirements for share-based payments granted to employees. The amendments in this ASU are effective for fiscal years beginning after
December 15, 2018,
with early adoption permitted. The Company doesn’t believe this ASU will have a material impact on its financial statements

In
August 2018,
the FASB issued ASU
2018
-
13,
Fair Value Measurement (Topic
820
): Disclosure Framework – Changes to the disclosure requirements for fair value measurement. The amendments in this Update modify the disclosure requirements on fair value measurements in Topic
820,
Fair Value Measurement, based on the concepts in the Concepts Statement, including the consideration of costs and benefits. The amendments in this Update are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after
December 15, 2019.
The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level
3
fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted upon issuance of this Update. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this Update and delay adoption of the additional disclosures until their effective date. The adoption of this ASU is not
expected to have a material effect on the Company's condensed consolidated financial statements and accompanying notes.